UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22193

AIP MULTI-STRATEGY FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Kara Fricke, Esq.
Morgan Stanley Investment Management Inc.
1633 Broadway
New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1. (a)	REPORTS TO STOCKHOLDERS.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

AIP MULTI-STRATEGY FUND P Financial Statements (Unaudited) For the Period from January 1, 2025 to June 30, 2025

AIP Multi-Strategy Fund P Financial Statements (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Contents Financial Statements (Unaudited) Statement of Assets and Liabilities 1 Statement of Operations 2 Statements of Changes in Net Assets 3 Statement of Cash Flows 4 Notes to Financial Statements 5 Proxy Voting Policies and Procedures and Proxy Voting Record 14 Quarterly Portfolio Schedule 14

AIP Multi-Strategy Fund P Statement of Assets and Liabilities (Unaudited) June 30, 2025 See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A. 1 Assets Investment in AIP Multi-Strategy Fund A, at fair value (cost $204,531) $ 264,292 Cash 913 Total assets 265,205 Liabilities Due to advisor 125,000 Shareholder servicing fees payable 60,737 Professional fees payable 40,379 Accrued expenses and other liabilities 14,234 Total liabilities 240,350 Net assets $ 24,855 Net assets consist of: Net capital $ 4,561,157 Total distributable earnings (loss) (4,536,302) Net assets $ 24,855 Net asset value per share: 513.457 shares issued and outstanding, no par value, 3,000,000 registered shares $ 48.41 Maximum offering price per share ($48.41 plus sales load of 3% of net asset value per share) $ 49.86

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A. 2 AIP Multi-Strategy Fund P Statement of Operations (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Expenses Professional fees $ 36,334 Transfer agent fees 13,376 Registration fees 6,025 Custody fees 815 Shareholder servicing fees 204 Other 4,672 Total expenses 61,426 Net investment income (loss) (61,426) Realized and unrealized gain (loss) from investments in AIP Multi-Strategy Fund A Net change in unrealized appreciation/depreciation on: Investments in investment funds (39,829) Net change in unrealized appreciation/depreciation on investments (39,829) Net realized and unrealized gain (loss) from investments in AIP Multi-Strategy Fund A (39,829) Net increase (decrease) in net assets resulting from operations $ (101,255)

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A. 3 AIP Multi-Strategy Fund P Statements of Changes in Net Assets (Unaudited) For the year ended December 31, 2024 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) $ (118,746) Net change in unrealized appreciation/depreciation on investments (8,034) Net increase (decrease) in net assets resulting from operations (126,780) Total increase (decrease) in net assets (126,780) Net assets, beginning of year (representing 513.457 shares) 252,890 Net assets, end of year (representing 513.457 shares) $ 126,110 For the period from January 1, 2025 to June 30, 2025 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) $ (61,426) Net change in unrealized appreciation/depreciation on investments (39,829) Net increase (decrease) in net assets resulting from operations (101,255) Total increase (decrease) in net assets (101,255) Net assets, beginning of period (representing 513.457 shares) 126,110 Net assets, end of period (representing 513.457 shares) $ 24,855

See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A. 4 AIP Multi-Strategy Fund P Statement of Cash Flows (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Cash flows from operating activities Net increase (decrease) in net assets resulting from operations $ (101,255) Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: Net change in unrealized appreciation/depreciation on investments in AIP Multi-Strategy Fund A 39,829 Increase (decrease) in due to advisor 25,000 Increase (decrease) in shareholder servicing fees payable 204 Increase (decrease) in professional fees payable 40,379 Increase (decrease) in accrued expenses and other liabilities (21,240) Net cash provided by (used in) operating activities (17,083) Net change in cash (17,083) Cash at beginning of period 17,996 Cash at end of period $ 913

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) June 30, 2025 See attached unaudited financial statements for AIP Multi-Strategy Fund A. 5 1. Organization AIP Multi-Strategy Fund P (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 27, 2008. The Fund commenced operations on May 1, 2010 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Multi-Strategy Fund A (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified, management investment company (although it also intends to comply with Subchapter M diversification requirements, as described in more detail below). Morgan Stanley AIP GP LP serves as the Master Fund’s investment adviser (the “Investment Adviser”). The Investment Adviser is an affiliate of Morgan Stanley and is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”) and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The Fund has the same investment objective as the Master Fund. The Master Fund’s investment objective was to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers who primarily employed a variety of investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. These investment strategies allowed investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund sought to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options, and futures. As of June 30, 2025, the Fund had a 37.19% ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements. The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board (the “Trustees”) are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees. The Fund’s term is no longer perpetual and the Fund expects to terminate alongside the Master Fund. On December 11, 2019, the Board determined that it was in the best interests of the Fund’s Shareholders to dissolve the Fund, in accordance with the applicable terms stated in the Trust Deed. The Fund has submitted full redemption requests to the Master Fund. The Master Fund has liquidated its last remaining investment and will make a final distribution subsequent to June 30, 2025. Once all liquidation proceeds have been distributed to the Shareholders, the Fund shall promptly thereafter be dissolved as a Delaware statutory trust.

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 6 1. Organization (continued) Pursuant to Rule 2a-5 of the Act, the Board had designated the Adviser as its valuation designee. The valuation designee had responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Board. 2. Significant Accounting Policies The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”, for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars. Investment in the Fund As of January 1, 2020, the Fund’s shares are no longer being offered for sale. Prior to January 1, 2020, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 3,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was May 3, 2010. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and were continuously offered thereafter for purchase as of the first day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may have entered into selected dealer arrangements with various brokers and dealers (“Selling Agents”), some of which may have been affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares were sold only to certain investors (“Shareholders”) who represented that they were “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The Distributor or any Selling Agent may have imposed additional eligibility requirements for Shareholders who purchased Shares through the Distributor or such Selling Agent. The minimum initial investment in the Fund by any Shareholder was $50,000 and the minimum additional investment in the Fund by any Shareholder was $25,000. The minimum initial and additional investments may have been reduced by the Fund with respect to certain Shareholders. Shareholders only purchased their Shares through the Distributor or through a Selling Agent. As of January 1, 2020, the Fund ceased to offer to repurchase Shares (or portions of them). Prior to January 1, 2020, the Fund offered to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund would have only been made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 7 2. Significant Accounting Policies (continued) Investment in the Fund (continued) its investors, including the Fund. Each such parallel repurchase offer made by the Master Fund would have generally applied to up to 15% of the net assets of the Master Fund. Repurchases would have been made at such times, in such amounts and on such terms as may have been determined by the Board, in its sole discretion. In determining whether the Fund should have offered to repurchase Shares (or portions of them) from Shareholders, the Board considered the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser generally recommended to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30, and December 31. In general, the Fund initially paid at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased was determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) would have been paid out promptly after the completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2025, there were no Holdback Amounts outstanding. Investment in the Master Fund The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund as of June 30, 2025. Valuation of Investment Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund. Short-Term Investments Short-term investments are invested in a money market fund. Investments in money market funds are valued at fair value using the net asset value as the price. As of June 30, 2025, the fund didn’t hold short-term investments. Cash The Fund may maintain cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations.

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 8 2. Significant Accounting Policies (continued) Income Recognition and Expenses The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in the fair value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investment in the Master Fund is calculated using specific identification. Income Taxes The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2025. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by certain relevant taxing authorities. As of December 31, 2024, the Fund had available for federal income tax purposes unused long term capital losses of approximately $4,667,114 that do not have an expiration date. To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. As of June 30, 2025, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows: Cost of investments for tax purposes $ 204,531 Gross tax unrealized appreciation $ 99,590 Gross tax unrealized depreciation - Net tax unrealized appreciation/depreciation on investments $ 99,590

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 9 2. Significant Accounting Policies (continued) Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders. Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares were registered in its own name was automatically made a participant under the DRIP and had all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash. The Fund did not pay a dividend in 2024. The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions for 2023 and 2024. The tax character of distributions paid during the year ended December 31, 2024 was as follows: Distributions paid from: Ordinary income $ - Capital gain - Paid-in capital - Total $ - The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are considered either temporary or permanent in nature. Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 10 2. Significant Accounting Policies (continued) Distribution of Income and Gains (continued) Permanent differences, primarily due to book to tax differences due to net operating loss, resulting in reclassifications among the Fund’s components of net assets as of December 31, 2024. Total distributable earnings $ 139,205 Paid-in-capital $ (139,205) As of December 31, 2024, the components of distributable earnings on a tax basis were as follows: Undistributed ordinary income $ - Recent Accounting Pronouncements During the period ended June 30, 2025, the Fund adopted FASB Accounting Standards Update No. 2023- 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to Financial Statements. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements. 3. Management Fee, Related Party Transactions and Other The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, expenses borne indirectly through the Fund’s investment in the Master Fund. The Fund does not pay the Adviser a management fee. however, prior to April 1, 2020 as a holder of shares of the Master Fund, the Fund and its Shareholders were indirectly subject to the management fees charged to the Master Fund by the Investment Adviser. Effective April 1, 2020, the Investment Adviser voluntarily agreed to forgo any management fees. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee. Prior to April 30, 2020, the Investment Adviser had contractually agreed to waive or reimburse the Master Fund for expenses (other than fees and expenses of the underlying hedge funds in which the Master Fund invests, extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s total annual operating expenses at 1.75% until the termination of the Master Fund’s investment advisory agreement. The Investment Adviser had voluntarily agreed to further reimburse the Fund for expenses (other than fees and expenses of the underlying hedge funds in which the Master Fund

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 11 3. Management Fee, Related Party Transactions and Other (continued) invests, extraordinary expenses, and the Fund’s proportionate share of certain investment related expenses of the Master Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses (including Master Fund operating expenses, other than extraordinary expenses and certain investment related expenses, such as foreign country tax, expenses, and interest expense on amounts borrowed by the Master Fund) at 2.00% of the Fund’s net assets until the termination of the Master Fund’s investment advisory agreement. Effective April 30, 2020, the Investment Adviser no longer will be waiving or reimbursing the Master Fund or the Fund for expenses. For the period from January 1, 2025 to June 30, 2025, there were no expense reimbursements and there was no receivable from the Investment Adviser as of June 30, 2025. The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholders’ purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. The Fund pays the Distributor, and the Distributor pays each Service Agent (which may include financial institutions and other industry professionals in addition to broker-dealers) that enters into a Distribution and Shareholder Servicing Agreement with the Distributor, a monthly distribution and shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services, including making the Fund available as an investment option to the Service Agent’s clients, offering the Fund as an option on any distribution “platform” the Service Agent administers, making information about the Fund available to clients, including the Fund’s Prospectus, statement of additional information and sales literature, engaging in education or marketing activities about the Fund and its characteristics and retaining or utilizing the services of sales professionals, consultants and other personnel to assist in marketing shares of the Fund to clients. For the period from January 1, 2025 to June 30, 2025, the Fund incurred shareholder servicing fees of $204. As of June 30, 2025, the Fund has shareholder servicing fees payable of $60,737, which includes amounts payable from the prior year. Due to Investment Adviser represents amounts owed to the Adviser for Fund expenses paid for by the Adviser on behalf of the Fund. State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian. UMB Fund Services, Inc. serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of pocket expenses incurred by the transfer agent on the Fund’s behalf. 4. Contractual Obligations The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 12 5. Market Risk The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Investments in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell investments and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate pre-existing risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 13 6. Financial Highlights The following represents per Share data, ratios to average net assets, and other financial highlights information for Shareholders. The calculations below are not annualized for the periods less than one year. For a Share outstanding throughout the period: Net asset value, beginning of period $ 245.61 $ 492.52 $ 718.40 $ 895.06 $ 943.23 $ 932.48 Net investment income (loss) (a) (119.63) (231.27) (286.33) (223.08) (75.16) (11.66) Net realized and unrealized gain (loss) from investments (77.57) (15.64) 60.45 46.42 26.99 22.41 Net increase (decrease) resulting from operations (197.20) (246.91) (225.88) (176.66) (48.17) 10.75 Net asset value, end of period $ 48.41 $ 245.61 $ 492.52 $ 718.40 $ 895.06 $ 943.23 Total return (b) (80.29%) (50.13%) (31.44%) (19.74%) (5.11%) 1.15% Ratio of total expenses before expense reimbursements (c) 182.85% 117.19% 78.08% 47.47% 14.79% 3.79% Ratio of total expenses after expense reimbursements (c) 182.85% 117.19% 78.08% 47.47% 14.79% 3.02% Ratio of net investment income (loss) (d) (179.44%) (101.65%) (77.73%) (47.23%) (14.77%) (2.95%) Portfolio turnover (e) 0% (f) 0% (f) 0% (f) 0% (f) 0% (f) 0% (f) Net assets, end of period (000s) $ 25 $ 126 $ 253 $ 369 $ 949 $ 2,084 For the Period from January 1, 2025 to June 30, 2025 For the Year December 31, December 31, 2023 2022 2021 2020 Ended December 31, December 31, December 31, Ended 2024 For the Year For the Year For the Year For the Year Ended Ended Ended (a) Calculated based on the average shares outstanding methodology. (b) Total return assumes a subscription of a Share to the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, assumes reinvestment of all distributions for the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund. (c) Includes net expenses of the Master Fund. (d) Includes net investment income and net expenses of the Master Fund. (e) The portfolio turnover rate reflects investment activity of the Master Fund. (f) The Master Fund did not have any Investment Fund purchases resulting in a portfolio turnover of 0.00%. The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions. 7. Subsequent Events Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date that the financial statements were available to be issued.

AIP Multi-Strategy Fund P 14 Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited) If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent 6 months period ended June 30, is available without charge, upon request, by calling the Fund at 1- 888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov. Quarterly Portfolio Schedule (Unaudited) The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

15 AIP Multi-Strategy Fund P 100 Front Street, Suite 400 West Conshohocken, PA 19428 Trustees W. Allen Reed, Chair of the Board and Trustee Frank L. Bowman Frances L. Cashman Kathleen A. Dennis Nancy C. Everett Eddie A. Grier Richard G. Gould Jakki L. Haussler Dr. Manuel H. Johnson Michael F. Klein Patricia A. Maleski Officers John H. Gernon, President and Principal Executive Officer Christopher Auffenberg, Vice President Michael J. Key, Vice President Deidre A. Downes, Chief Compliance Officer Francis J. Smith, Treasurer and Principal Financial Officer Mary E. Mullin, Secretary Master Fund’s Investment Adviser Morgan Stanley AIP GP LP 100 Front Street, Suite 400 West Conshohocken, PA 19428 Administrator, Custodian, Fund Accounting Agent and Escrow Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Transfer Agent UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116 Legal Counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036 Counsel to the Independent Trustees Morgan, Lewis and Bockius LLP One State Street Hartford, CT 06103

AIP MULTI-STRATEGY FUND A Financial Statements (Unaudited) For the Period from January 1, 2025 to June 30, 2025

AIP Multi-Strategy Fund A Financial Statements (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Contents Financial Statements (Unaudited) Statement of Assets and Liabilities 1 Statement of Operations 2 Statements of Changes in Net Assets 3 Statement of Cash Flows 4 Schedule of Investments 5 Notes to Financial Statements 7 Investment Advisory Agreement Approval 18 Proxy Voting Policies and Procedures and Proxy Voting Record 21 Quarterly Portfolio Schedule 21

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 1 AIP Multi-Strategy Fund A Statement of Assets and Liabilities (Unaudited) June 30, 2025 Assets Direct investments, at fair value (cost $523,824) $ 511,568 Short-term investments (cost $183,874) 183,874 Receivable for investments sold 70,770 Other assets 1,827 Total assets 768,039 Liabilities Professional fees payable 37,774 Transfer agent fees payable 12,348 Regulatory fees payable 4,620 Accrued expenses and other liabilities 2,702 Total liabilities 57,444 Net assets $ 710,595 Net assets consist of: Net capital $ 8,886,466 Total distributable earnings (loss) (8,175,871) Net assets $ 710,595 Net asset value per share: 567.349 shares issued and outstanding, no par value, 3,000,000 registered shares $ 1,252.48

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 2 AIP Multi-Strategy Fund A Statement of Operations (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Investment Income Dividend income $ 5,013 Expenses Professional fees 60,961 Transfer agent fees 17,542 Regulatory fees 7,620 Registration fees 7,325 Custody fees 1,460 Trustees’ fees 1,262 Accounting and administration fees 228 Other 7,210 Total net expenses 103,608 Net investment income (loss) (98,595) Realized and unrealized gain (loss) from investments Net realized gain (loss) from: Investments in investment funds 526,715 Direct investments (1,633) Net realized gain (loss) from investments 525,082 Net change in unrealized appreciation/depreciation on: Investments in investment funds (521,314) Direct investments (12,256) Net change in unrealized appreciation/depreciation on investments (533,570) Net realized and unrealized gain (loss) from investments (8,488) Net increase (decrease) in net assets resulting from operations $ (107,083)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 3 AIP Multi-Strategy Fund A Statements of Changes in Net Assets (Unaudited) For the year ended December 31, 2024 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) $ (194,143) Net realized gain (loss) from investments 368,085 Net change in unrealized appreciation/depreciation on investments (132,929) Net increase (decrease) in net assets resulting from operations 41,013 Distributions to shareholders from: Distributions resulting from distributable earnings (62,610) Total distributions (62,610) Shareholder transactions: Distributions reinvested (representing 40.199 shares) 62,610 Net increase (decrease) in net assets from shareholder transactions 62,610 Total increase (decrease) in net assets 41,013 Net assets, beginning of year (representing 527.150 shares) 776,665 Net assets, end of year (representing 567.349 shares) $ 817,678 For the period from January 1, 2025 to June 30, 2025 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) $ (98,595) Net realized gain (loss) from investments 525,082 Net change in unrealized appreciation/depreciation on investments (521,314) Net change in unrealized appreciation/depreciation on direct investments (12,256) Net increase (decrease) in net assets resulting from operations (107,083) Total increase (decrease) in net assets (107,083) Net assets, beginning of period (representing 567.349 shares) 817,678 Net assets, end of period (representing 567.349 shares) $ 710,595

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 4 AIP Multi-Strategy Fund A Statement of Cash Flows (Unaudited) For the Period from January 1, 2025 to June 30, 2025 Cash flows from operating activities Net increase (decrease) in net assets resulting from operations $ (107,083) Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: Net realized (gain) loss from investments in investment funds (526,715) Net realized (gain) loss from direct investments 1,633 Net change in unrealized appreciation/depreciation on investments in investment funds 521,314 Net change in unrealized appreciation/depreciation on direct investments 12,256 Proceeds from sales of direct investments 69,344 Net (purchase) sales/maturities of short-term investments 107,804 (Increase) decrease in receivable for investments sold (69,346) (Increase) decrease in other assets 732 Increase (decrease) in professional fees payable (20,204) Increase (decrease) in transfer agent fees payable 12,348 Increase (decrease) in regulatory fees payable 4,620 Increase (decrease) in accrued expenses and other liabilities (6,703) Net cash provided by (used in) operating activities - Net change in cash - Cash at beginning of period - Cash at end of period $ - Supplemental disclosure of non-cash flow information: Distributions of in-kind securities received from investment funds $ 596,226

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 5 AIP Multi-Strategy Fund A Schedule of Investments (Unaudited) June 30, 2025 Fair Description Cost Value Portfolio Investments Direct Investment Common Stock United States Consumer, Non-cyclical Roivant Sciences Ltd (Shares: 45,392) $ 523,824 $ 511,568 71.99 % Total Direct Investment $ 523,824 $ 511,568 71.99 % Short-Term Investments State Street Institutional U.S. Government Money Market Fund - Premier Class 2.14% $ 183,874 $ 183,874 25.88 % Total Short-Term Investments $ 183,874 $ 183,874 25.88 % Total Portfolio Investments $ 707,698 695,442 97.87 Other Assets, less Liabilities 15,153 2.13 Total Net Assets $ 710,595 100.00 % Percent of Net Assets

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 6 AIP Multi-Strategy Fund A Schedule of Investments (Unaudited) (continued) June 30, 2025 Strategy Allocation Direct Investments 71.99 % Short-Term Investments 25.88 Total Portfolio Investments 97.87 % Percent of Net Assets

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) June 30, 2025 7 1. Organization AIP Multi-Strategy Fund A (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 27, 2008. The Fund commenced operations on May 1, 2010 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund’s investment objective was to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers who primarily employed a variety of investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. These investment strategies allowed investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund sought to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options, and futures. Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Investment Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Investment Adviser is an affiliate of Morgan Stanley. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”), and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission and the National Futures Association. The Fund’s term is no longer perpetual. The Fund expects to terminate after the final distribution to the Shareholders. On December 11, 2019, the Board determined that it was in the best interests of the Fund’s Shareholders to dissolve the Fund, in accordance with the applicable terms stated in the Trust Deed. The Fund has liquidated its last remaining investment and will make a final distribution subsequent to June 30, 2025. Once all liquidation proceeds have been distributed to the Shareholders, the Fund shall promptly thereafter be dissolved as a Delaware statutory trust. The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2025, AIP Multi-Strategy Fund P, a feeder fund to the Fund, represented 37.19% of the Fund’s net assets. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser. As of January 1, 2020, the Fund’s shares are no longer being offered for sale. Prior to January 1, 2020, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an

8 AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 1. Organization (continued) affiliate of Morgan Stanley, up to 3,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was May 3, 2010. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share, and were offered in a continuous offering thereafter at the Fund’s then current net asset value per Share. Investors purchasing Shares in the Fund (“Shareholders”) were not charged a sales load. Shares were purchased as of the first day of each month from the Distributor at the Fund’s then current net asset value per Share or through any registered investment adviser (a “RIA”) that had entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other managed asset program sponsored by such RIA. Shares were sold only to Shareholders that represented that they were “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder was $50,000. The minimum additional investment in the Fund by any Shareholder was $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders only purchased their Shares through the Distributor or a RIA. Any RIA who offered Shares to its clients may have imposed additional eligibility requirements on investors who purchased Shares through such RIA. As of January 1, 2020, the Fund ceased to offer to repurchase Shares (or portions of them). Prior to January 1, 2020, the Fund offered to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer would have been generally applied to up to 15% of the net assets of the Fund. Repurchases would have been made at such times, in such amounts, and on such terms as may have be determined by the Board, in its sole discretion. In determining whether the Fund should have offered to repurchase Shares (or portions of them) from Shareholders, the Board considered the recommendations of the Adviser as to the timing of such offer, as well as a variety of operational, business and economic factors. The Adviser generally recommended to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30, and December 31. In general, the Fund initially paid at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) would have been paid out promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2025, there were no Holdback Amounts outstanding. 2. Significant Accounting Policies The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946,

9 AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 2. Significant Accounting Policies (continued) “Financial Services – Investment Companies”, for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars. Portfolio Valuation The net asset value of the Fund is determined as of the close of business on the last business day at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. As of June 30, 2025, 73.56% of the Fund’s portfolio was invested in Direct Investments and 26.44% was invested in Short-Term Investments. All of the investments held by the Fund in Investment Fund were sold during the period. Pursuant to Rule 2a-5 of the Act, the Board had designated the Adviser as its valuation designee. The valuation designee had responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. Some of the Investment Funds may hold a portion of their assets in “side pockets”, which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as reported by the Investment Fund’s investment manager. At June 30, 2025, there were no side pockets maintained by the Investment Fund. The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or

10 AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 2. Significant Accounting Policies (continued) Portfolio Valuation (continued) whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available. Direct Investments Common stock, preferred stock, and equity or debt securities (“Direct Investments”) listed or traded on a securities exchange are valued at the last known price on that exchange on or prior to the valuation date. When quoted prices are not available, fair value is determined based on other valuation approaches as determined by the Adviser in conjunction with the Valuation Committee. The changes in Direct Investments’ fair values are included in net change in unrealized appreciation/depreciation on direct investments in the Statement of Operations. Realized gain (loss) from direct investments is calculated using specific identification. Short-Term Investments Short-term investments were invested in a money market fund. Investments in money market funds are valued at fair value using the net asset value as the price.

11 AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 2. Significant Accounting Policies (continued) Cash The Fund may maintain cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations. Income Recognition and Expenses The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification. Income Taxes The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2025. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by certain relevant taxing authorities. As of December 31, 2024, the Fund had available for federal income tax purposes unused short term and long term capital losses of approximately $1,371,047 and $6,723,803, respectively, that do not have an expiration date. To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the Shareholders.

12 AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 2. Significant Accounting Policies (continued) Income Taxes (continued) As of June 30, 2025, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows: Cost of investments for tax purposes $ 695,442 Gross tax unrealized appreciation $ 12,256 Gross tax unrealized depreciation - Net tax unrealized appreciation/depreciation on investments $ 12,256 Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that distributions generally will be taxable as ordinary income to the Shareholders. Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares were registered in its own name was automatically made a participant under the DRIP and had all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash. The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions for 2023. The tax character of distributions paid during the year ended December 31, 2024 was as follows: Distributions paid from: Ordinary income $ 62,610 Paid-in capital - Total $ 62,610

13 AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 2. Significant Accounting Policies (continued) Distribution of Income and Gains (continued) The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are considered either temporary or permanent in nature. Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses. Permanent differences, primarily due to book to tax differences due to passive foreign investment companies resulted in the following reclassifications among the Fund’s components of net assets as of December 31, 2024: Total distributable earnings $ - Net capital $ - As of June 30, 2025, the components of distributable earnings on a tax basis were as follows: Undistributed ordinary income $ - Recent Accounting Pronouncements During the period ended June 30, 2025, the Fund adopted FASB Accounting Standards Update No. 2023- 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to Financial Statements. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements. 3. Financial Instruments with Off-Balance Sheet Risk In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

14 AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 4. Fair Value of Financial Instruments The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below: • Level 1 – quoted prices in active markets for identical investments • Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments. The following is a summary of the inputs used for investment tranches as of June 30, 2025 in valuing the Fund’s investment carried at fair value: Investments measured Investment in Portfolio Investment Level 1 Level 2 Level 3 at NAV Total Direct Investments Common Stock $ 511,568 $ - $ - $ - $ 511,568 Short-Term Investments $ 183,874 $ - $ - $ - $ 183,874 The following table includes purchases and transfers of investment classified by the Fund as Level 3 of the fair value hierarchy for the period ended June 30, 2025: Balance, Transfers Transfers Sales/ Net realized Net change in unrealized Balance, Investment Fund January 1, 2025 into Level 3 out of Level 3 Purchases Distributions gain (loss) appreciation/depreciation June 30, 2025 Private Placement $ 589,400 $ - $ - $ - $ (594,801) $ 526,715 $ (521,314) $ - Total Investment Fund $ 589,400 $ - $ - $ - $ (594,801) $ 526,715 $ (521,314) $ -

15 AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 5. Investment Receivables As of June 30, 2025, $70,770 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at year-end management fee reserves, or holdback amounts that will be received from certain Investment Funds. 6. Management Fee, Related Party Transactions and Other The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Fund. Effective April 1, 2020, the Investment Adviser voluntarily agreed to forgo any management fees. For the period from January 1, 2025 to June 30, 2025, there were no management fees incurred. For the period from January 1, 2025 to June 30, 2025, there were no expense reimbursements or management fee waivers. Due to Investment Adviser represents amounts owed to the Adviser for Fund expenses. State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (1) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (2) investment purchases and sales activity related to the Fund. The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund. The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. As of June 30, 2025, the Fund’s proportionate share of assets attributable to the DC Plan was $1,499, which is included in the Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities.

16 AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 6. Management Fee, Related Party Transactions and Other (continued) UMB Fund Services, Inc. serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of pocket expenses incurred by the transfer agent on the Fund’s behalf. 7. Market Risk The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Investments in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell investments and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate pre-existing risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. 8. Contractual Obligations The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

17 AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 9. Financial Highlights The following represents per Share data, ratios to average net assets, and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year. For the Period For the Year For the Year For the Year For the Year For the Year Ended Ended Ended Ended Ended December 31, December 31, December 31, December 31, December 31, 2024 2023 2022 2021 2020 For a Share outstanding throughout the period: Net asset value, beginning of period $ 1,441.23 $ 1,473.33 $ 1,315.02 $ 997.74 $ 974.40 $ 943.02 Net investment income (loss) (a) (173.78) (365.96) (374.49) (183.86) (67.11) (15.23) Net realized and unrealized gain (loss) from investments (14.97) 452.63 532.80 501.14 90.45 46.61 Net increase (decrease) resulting from operations (188.75) 86.67 158.31 317.28 23.34 31.38 Distributions paid Net investment income - (118.77) - - - - Net realized gain - - - - - - Net asset value, end of period $ 1,252.48 $ 1,441.23 $ 1,473.33 $ 1,315.02 $ 997.74 $ 974.40 Total return (b) (13.10%) 5.28% 12.04% 31.80% 2.40% 3.33% Ratio of total expenses before expense waivers and reimbursements (c) 14.34% 25.30% 28.49% 22.74% 7.12% 1.81% Ratio of total expenses after expense waivers and reimbursements (c) 14.34% 25.30% 28.49% 22.74% 7.12% 1.75% Ratio of net investment income (loss) (d) (13.65%) (23.38%) (28.11%) (22.36%) (7.10%) (1.68%) Portfolio turnover 0% (e) 0% (e) 0% (e) 0% (e) 0% (e) 0% (e) Net assets, end of period (000s) $ 711 $ 818 $ 777 $ 693 $ 1,809 $ 4,384 from January 1, 2025 to June 30, 2025 (a) Calculated based on the average shares outstanding methodology. (b) Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period and assumes reinvestment of all distributions during the period. (c) Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds. (d) Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds. (e) The Fund did not have any Investment Fund purchases resulting in a portfolio turnover of 0.00%. The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions. 10. Subsequent Events Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date that the financial statements were available to be issued.

18 AIP Multi-Strategy Fund A Investment Advisory Agreement Approval (Unaudited) Nature, Extent and Quality of Services The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The investment advisory agreement is referred to as the “Advisory Agreement”.) The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement. Performance, Fees and Expenses of the Fund The Board considered that it had previously approved the Fund’s liquidation at its meeting held on December 10-11, 2019 and that the Adviser was seeking renewal of the Advisory Agreement as the Fund continues to wind down its operations. The Board noted that no advisory fee was being charged to the Fund currently. Accordingly, the Board concluded that this was not a factor it needed to consider at the present time. Economies of Scale The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. The Board considered that it had previously approved the Fund’s liquidation at its meeting held on December 10-11, 2019 and that the Adviser was seeking renewal of the Advisory Agreement as the Fund continues to wind down its operations. The Board noted that no advisory fee was being charged to the Fund currently. Accordingly, the Board concluded that this was not a factor it needed to consider at the present time.

19 AIP Multi-Strategy Fund A Investment Advisory Agreement Approval (Unaudited) (continued) Profitability of the Adviser and Affiliates The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement. Other Benefits of the Relationship The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund’s feeder fund, AIP Multi-Strategy Fund P, charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement. Resources of the Adviser and Historical Relationship Between the Fund and the Adviser The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser as the Fund continues to wind down its operations. Other Factors and Current Trends The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

20 AIP Multi-Strategy Fund A Investment Advisory Agreement Approval (Unaudited) (continued) General Conclusion After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year as the Fund continues to wind down its operations. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

21 AIP Multi-Strategy Fund A Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited) If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s Investment; and (2) how the Fund voted proxies relating to Fund Investment during the most recent 6-months period ended June 30, is available without charge, upon request, by calling the Fund at 1- 888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov. Quarterly Portfolio Schedule (Unaudited) The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

22 AIP Multi-Strategy Fund A 100 Front Street, Suite 400 West Conshohocken, PA 19428 Trustees W. Allen Reed, Chair of the Board and Trustee Frank L. Bowman Frances L. Cashman Kathleen A. Dennis Nancy C. Everett Eddie A. Grier Richard G. Gould Jakki L. Haussler Dr. Manual H. Johnson Michael F. Klein Patricia A. Maleski Officers John H. Gernon, President and Principal Executive Officer Christopher Auffenberg, Vice President Michael J. Key, Vice President Deidre A. Downes, Chief Compliance Officer Francis J.Smith, Treasurer and Principal Financial Officer Mary E. Mullin, Secretary Investment Adviser Morgan Stanley AIP GP LP 100 Front Street, Suite 400 West Conshohocken, PA 19428 Administrator, Custodian, Fund Accounting Agent and Escrow Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Transfer Agent UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116 Legal Counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036 Counsel to the Independent Trustees Morgan, Lewis and Bockius LLP One State Street Hartford, CT 06103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Not applicable to a semi-annual report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to the Registrant.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)

(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MULTI-STRATEGY FUND P

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: September 3, 2025

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: September 3, 2025

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: September 3, 2025